Consolidated Statements of Cash Flows - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Jul. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jul. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss					$ (21,278,000)	$ (27,969,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization					646,000	399,000
Non-cash operating lease expense					98,000	119,000
Stock-based compensation					642,000	329,000
Provision for inventory impairment					15,000	21,000
Amortization of term loan discount					10,000	11,000
Loss on disposal of property and equipment					62,000	3,000
Change in fair value of convertible notes payables	$ 1,907,000	$ 1,051,000			(2,059,000)	4,084,000
Change in fair value of warrant liabilities	(177,000)	23,000			(191,000)	83,000
Net change in operating assets and liabilities
Accounts receivable, net					(32,000)	(73,000)
Inventories, net					(773,000)	57,000
Prepaid expenses and other current assets					(95,000)	381,000
Accounts payable					(2,628,000)
Accrued liabilities					511,000	1,102,000
Accrued transaction costs					7,446,000	241,000
Other accrued liabilities					1,734,000	1,848,000
Operating lease liabilities					(98,000)	917,000
Other long-term liabilities						(121,000)
Net cash used in operating activities					(15,990,000)	(18,561,000)
Cash flows from investing activities
Purchases of property and equipment					(368,000)	(313,000)
Purchases of software						(7,000)
Net cash used in investing activities					(368,000)	(320,000)
Cash flows from financing activities
Proceeds from exercise of common stock options						11,000
Proceeds from issuance of convertible notes payables					16,500,000	13,000,000
Proceeds from term loan						3,000,000
Repayment of term loan					(867,000)	(714,000)
Net cash provided by financing activities					15,633,000	15,297,000
Effect of foreign currency translation on cash and cash equivalents					24,000	18,000
Net change in cash and cash equivalents					(701,000)	(3,566,000)
Cash and cash equivalents, at beginning of period			$ 1,383,000	$ 5,547,000	1,383,000	5,547,000	$ 5,547,000
Cash and cash equivalents, at end of period	35,154,000	1,981,000			35,154,000	1,981,000	1,383,000	$ 5,547,000
Supplemental disclosures of cash flow information:
Cash paid for interest					85,000	154,000
Supplemental schedule of non-cash financing activities:
Amount of term loan proceeds allocated to warrant liabilities						36,000
Adagio Medical Inc
Cash flows from operating activities
Net loss			(13,043,000)	(17,208,000)			(36,590,000)	(23,673,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			587,000	264,000			532,000	495,000
Non-cash operating lease expense			83,000	78,000			159,000	147,000
Stock-based compensation			221,000	204,000			442,000	365,000
Provision for inventory impairment			41,000	(16,000)			25,000	(76,000)
Amortization of term loan discount			10,000	6,000			16,000
Loss on disposal of property and equipment			58,000				3,000
Change in fair value of convertible notes payables			(3,966,000)	3,033,000			6,930,000
Change in fair value of warrant liabilities			(14,000)	60,000			42,000
Net change in operating assets and liabilities
Accounts receivable, net			(99,000)	(77,000)			(70,000)	33,000
Inventories, net			(788,000)	128,000			(2,976,000)	35,000
Prepaid expenses and other current assets			45,000	410,000			410,000	(320,000)
Accounts payable			1,750,000	230,000			2,821,000	436,000
Accrued liabilities			386,000	(99,000)			886,000	157,000
Accrued transaction costs			(299,000)	403,000			444,000
Other accrued liabilities			1,428,000	501,000			1,435,000	137,000
Operating lease liabilities			(84,000)	(79,000)			(161,000)	(146,000)
Other long-term liabilities								(2,000)
Net cash used in operating activities			(13,684,000)	(12,162,000)			(25,652,000)	(22,412,000)
Cash flows from investing activities
Purchases of property and equipment			(337,000)	(195,000)			(333,000)	(492,000)
Proceeds from sale of property and equipment								2,000
Purchases of software				(7,000)			(7,000)	(10,000)
Net cash used in investing activities			(337,000)	(202,000)			(340,000)	(500,000)
Cash flows from financing activities
Proceeds from exercise of common stock options				18,000			18,300	25,400
Proceeds from issuance of convertible notes payables			15,500,000	7,000,000			20,000,000	9,500,000
Proceeds from term loan				3,000,000			3,000,000
Repayment of term loan			(857,000)	(286,000)			(1,143,000)
Net cash provided by financing activities			14,643,000	9,732,000			21,875,000	9,525,000
Effect of foreign currency translation on cash and cash equivalents			40,000	(18,000)			(47,000)	81,000
Net change in cash and cash equivalents			662,000				(4,164,000)	(2,650,000)	$ (13,306,000)
Cash and cash equivalents, at beginning of period	$ 2,045,000	$ 2,897,000	1,383,000	5,547,000	$ 1,383,000	$ 5,547,000	5,547,000	18,853,000
Cash and cash equivalents, at end of period			2,045,000	2,897,000			1,383,000	$ 5,547,000	$ 18,853,000
Supplemental disclosures of cash flow information:
Cash paid for interest			$ 76,000	89,000			208,000
Supplemental schedule of non-cash financing activities:
Amount of term loan proceeds allocated to warrant liabilities				$ 36,000			$ 36,000